Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended December 31,
	2023	2024	2025
Current income tax expense	$1,871	$1,618	$1,353
Deferred income tax expense/(benefit)	701	1,235	(1,007)
Total income tax expense	$2,572	$2,853	$346

Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended December 31,
	2023	2024	2025
(Loss)/income before income tax expense	$(15,007)	$(61,600)	$(2,053)
Computed income tax (benefit)/expense with statutory tax rate	(3,752)	(15,400)	(513)
Additional deduction for research and development expenses	(546)	(439)	(552)
Tax effect of preferred tax rate	2,264	15,696	791
Tax effect of favorable tax rates on small-scale and low-profit entities	(92)	18	(19)
Tax effect of tax relief	(2)	-	-
Tax effect of non-deductible items	77	76	141
Tax effect of expired tax attribute carryforwards	165	523	1,093
Tax effect of deferred tax effect of tax rate change	(40)	-	-
Changes in valuation allowance	4,498	2,379	(595)
Income tax expense	$2,572	$2,853	$346

Schedule of Deferred Tax Assets

As of December 31, 2024 and 2025, the significant components of the deferred tax assets are summarized below:

	As of December 31,
	2024	2025
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,570	$5,815
Temporary difference in research and development costs	3,033	2,995
Accrued expense	391	408
Net operating loss carried forward	11,325	11,961
Share-based compensation	295	538
Allowance for credit losses	3,679	4,033
Total deferred tax assets	24,293	25,750
Valuation allowance	(13,840)	(13,803)
Deferred tax assets, net of valuation allowance	$10,453	$11,947

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2024	2025
Balance at the beginning of the year	$11,820	$13,840
Additions/(Reversals)	2,344	(642)
Foreign currency translation adjustments	(324)	605
Balance at the end of the year	$13,840	$13,803

Schedule of Net Operating Loss Carryforwards	As of December 31, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:
2026	$4,643
2027	16,976
2028	14,288
2029	6,664
2030	6,805
Indefinite	87,396
Total	$136,772